Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO (1)($)	Compensation Actually Paid to PEO (2)($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2025	2,320,902	2,124,337	1,707,857	1,616,881	14.43	(196,038,779)
2024	2,069,341	1,651,223	1,109,637	948,263	19.89	(76,422,196)
2023	2,626,288	35,742	1,167,408	477,452	25.44	(143,098,583)
(1)
For 2025, 2024 and 2023, our PEO was Mr. Paulson, who was appointed as our President and Chief Executive Officer effective May 3, 2021. Our Other NEOs were Mr. Poulton and Dr. Rangwala for 2025, Sohanya Cheng, our current Chief Commercial Officer and Dr. Rangwala for 2024, and Michael Mason, our former Chief Financial Officer, Ms. Cheng, Mr. Poulton and Dr. Rangwala for 2023.
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during 2025, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2025
Adjustments	PEO	Other NEOs *
Total Compensation from SCT	2,320,902	1,707,857
Adjustments for stock and option awards:
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(1,080,540)	(314,144)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,202,552	322,981
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(187,282)	(68,170)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(131,295)	(31,643)
CAP Amounts (as calculated)	2,124,337	1,616,881

* Amounts presented are averages for Mr. Poulton and Dr. Rangwala in 2025.

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts for all NEOs.

Named Executive Officers, Footnote	For 2025, 2024 and 2023, our PEO was Mr. Paulson, who was appointed as our President and Chief Executive Officer effective May 3, 2021. Our Other NEOs were Mr. Poulton and Dr. Rangwala for 2025, Sohanya Cheng, our current Chief Commercial Officer and Dr. Rangwala for 2024, and Michael Mason, our former Chief Financial Officer, Ms. Cheng, Mr. Poulton and Dr. Rangwala for 2023.
PEO Total Compensation Amount	$ 2,320,902	$ 2,069,341	$ 2,626,288
PEO Actually Paid Compensation Amount	$ 2,124,337	1,651,223	35,742
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during 2025, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2025
Adjustments	PEO	Other NEOs *
Total Compensation from SCT	2,320,902	1,707,857
Adjustments for stock and option awards:
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(1,080,540)	(314,144)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,202,552	322,981
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(187,282)	(68,170)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(131,295)	(31,643)
CAP Amounts (as calculated)	2,124,337	1,616,881

* Amounts presented are averages for Mr. Poulton and Dr. Rangwala in 2025.

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts for all NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 1,707,857	1,109,637	1,167,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,616,881	948,263	477,452
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 14.43	19.89	25.44
Net Income (Loss)	$ (196,038,779)	$ (76,422,196)	$ (143,098,583)
PEO Name	Mr. Paulson	Mr. Paulson	Mr. Paulson
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,080,540)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,202,552
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,282)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,295)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,144)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,981
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,170)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,643)